Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,116,000
Previously Paid Amount	0.00
Total Fee Amount	430.32
Total Offset Amount	0.00
Net Fee	430.32
Narrative - Max Aggregate Offering Price	$ 3,116,000
Final Prospectus	true